Financial assets and liabilities - Carrying amounts of net borrowings (Details) € in Millions	Dec. 31, 2025 USD ($)	Dec. 01, 2025	Dec. 31, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ 4,419,000,000		$ 3,902,000,000
Undrawn borrowing facilities	442,000,000		353,000,000
Euro
Disclosure of detailed information about financial instruments [line items]
Total borrowings	1,832,000,000		1,306,000,000
USD
Disclosure of detailed information about financial instruments [line items]
Total borrowings	2,543,000,000		2,555,000,000
GBP
Disclosure of detailed information about financial instruments [line items]
Total borrowings	24,000,000		27,000,000
Other
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ 20,000,000		$ 14,000,000
2.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	2.00%		2.00%
2.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	2.27%		2.27%
5.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	5.00%	5.00%	5.00%
5.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	5.65%
6.250% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	6.25%	6.25%	6.25%
6.250% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.95%
3.250% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	3.25%		3.25%
3.250% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.52%		3.52%
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	6.00%	6.00%	6.00%
6.000% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate			6.72%
3.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	3.00%		3.00%
3.000% Senior Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.25%		3.25%
4.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	4.00%		4.00%
4.000% Senior Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	4.26%		4.26%
Senior Secured Term Loan
Disclosure of detailed information about financial instruments [line items]
Total borrowings				$ 300,000,000	€ 269
Senior Secured Term Loan | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate			10.12%
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.32%		6.27%
Within one year or on demand
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	$ 91,000,000		$ 0
Beyond one year
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	$ 351,000,000		$ 353,000,000